COST OF SALES	12 Months Ended
Dec. 31, 2021
Cost of sales [Abstract]
COST OF SALES
7 ■ Cost of Sales

	Gold		Copper		Other[4]		Total
For the years ended December 31	2021	2020	2021	2020	2021	2020	2021	2020
Site operating cost[1,2,3]	$4,218	$4,421	$266	$292	$—	$3	$4,484	$4,716
Depreciation[1]	1,889	1,975	197	208	16	25	2,102	2,208
Royalty expense	371	410	103	54	—	—	474	464
Community relations	26	26	3	2	—	1	29	29
Total	$6,504	$6,832	$569	$556	$16	$29	$7,089	$7,417
[1]Site operating costs and depreciation include charges to reduce the cost of inventory to net realizable value of $22 million (2020: $29 million). Refer to note 17.
[2]Site operating costs includes the costs of extracting by-products.
[3]Includes employee costs of $1,396 million (2020: $1,520 million).
[4]Other includes corporate amortization.